RELATED PARTY TRANSACTIONS - Amount Due to Related Parties (Details) - Related Party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement
Amount due to related parties	$ 11,108	$ 0
Shareholder | Mr. Man Guo
Statement
Amount due to related parties	918	0
Shareholder | Dan Shao
Statement
Amount due to related parties	$ 10,190	$ 0